Employee benefit plans - Information about fair value of plan assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Amount of net asset value per share as a practical expedient [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair values of certain assets	¥ 26,865	¥ 10,823